Long-Term Investments	6 Months Ended
Mar. 31, 2025
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS

Note 7 — LONG-TERM INVESTMENTS

	Cost method investments without readily determinable fair value(i)	Equity investments accounted for using the equity method(ii)	Total
Balance as of September 30, 2023	$4,440,789	$22,880	$4,463,669
Share of loss in equity method investee	-	(22,294)	(22,294)
Foreign exchange translation effect	176,174	314	176,488
Balance as of September 30, 2024	4,616,963	900	4,617,863
Addition	-	33,191	33,191
Share of loss in equity method investee	-	(8,355)	(8,355)
Foreign exchange translation effect	(51,155)	(118)	(51,273)
Balance as of March 31, 2025	$4,565,808	$25,618	$4,591,426

(i)	On January 18, 2023, the Company entered into an agreement to acquire 18% of equity interest in Zhejiang Kangyuan Medical Technology Co., Ltd. (“Zhejiang Kangyuan”) for a total consideration of $4,565,808 (RMB32,400,000) from Zhejiang Kangyuan’s original shareholder. Since this investment did not have readily determinable fair values, the Company had elected to record the investment at cost, less impairment, and plus or minus subsequent adjustments for observable price changes (referred to as the alternative measurement).

(ii)

On February 24, 2023, the Company entered into an agreement with a third party to invest and obtain 10% equity interest in Zhejiang Fuyouyuan Health Technology Co., Ltd. (“Zhejiang Fuyouyuan”) for total consideration of $284,998 (RMB2,000,000). Pursuant to the agreement, the Company’s investment can be made in several instalments. The Company paid $413,411 (RMB300,000) as of September 30, 2024. The Company further paid $33,073 (RMB240,000) for the six months ended March 31, 2025.

The controlling shareholder of Zhejiang Fuyouyuan is Ms. Xiuhua Ye, an immediate family member of Mr. Xueyuan Weng, the CEO of the Company, and the Company considers it has significant influence over Zhejiang Fuyouyuan. As a result, the Company accounted for such investment using equity method and recorded share of loss amounted to $8,355 and $26,543 for the six months ended March 31, 2025 and 2024, respectively.

As of March 31, 2025, the Company believes there was no material market environment change or any other factor that indicating the fair value of other investments was less than its carrying value, hence, the Company concluded there is no impairment of the above investments.